Quarterly Results of Operations - Quarterly Results of Operations (Detail 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jul. 01, 2016	Apr. 01, 2016	Jan. 01, 2016	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Quarterly Financial Information Disclosure [Abstract]
Employee termination, asset impairment and other charges					$ 104	$ 10	$ 53	$ 9	$ 345	$ 176	$ 95
Restructuring Charges	$ 122	$ 140	$ 27	$ 56	$ 104	$ 10	53	9	308	94	33
Charges related to arbitration award			$ 32				1	$ 14
Gain from insurance recovery							$ (37)		0	(37)	(65)
Interest Expense									$ 266	$ 49	$ 56